Total
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Emerging Markets Equity ETF

May 24, 2021

BNY MELLON ETF TRUST
BNY Mellon Emerging Markets Equity ETF

Supplement to Current Summary Prospectus, Prospectus
and Statement of Additional Information

Effective as of March 1, 2021, BNY Mellon ETF Investment Adviser, LLC, the fund’s investment adviser, has contractually agreed to limit the fund’s total annual operating expenses, excluding certain expenses as described below, to 0.11% of the fund’s average daily net assets. This contractual expense limitation agreement will remain in effect until at least March 1, 2022. Accordingly, the Fees and Expenses table and the Example with respect to the fund in the Prospectus and Summary Prospectus are replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Emerging Markets Equity ETF BNY Mellon Emerging Markets Equity ETF	[1],[2]
Management fees	0.11%
Distribution and service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.07%
Total annual fund operating expenses	0.18%
Fees waived and/or expenses reimbursed	(0.07%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.11%	[3]
[1]	The expense information in the table has been restated to reflect the contractual expense limitation agreement, effective as of March 1, 2021.
[2]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.
[3]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the fund so that the total annual operating expenses of the fund (excluding payments under the fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business) do not exceed 0.11% of the fund’s average daily net assets. This agreement is in effect until March 1, 2022, and it may be terminated before that date only by the board of trustees of BNY Mellon ETF Trust.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example reflects the fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF | USD ($)	11	51	94	223

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF | USD ($)	11	51	94	223